Subsequent Events (Details) - Subsequent Event [Member]	Sep. 29, 2026 USD ($) MFT $ / shares shares
Subsequent Events [Line Items]
Aggregate of ordinary shares | shares	71,800,000
Price per share | $ / shares	$ 0.6
Gross proceeds | $	$ 43,080,000
Aggregate amount payable | $	$ 1,000,000
Cryptographic asset | MFT	2,104,000
Price per unit | $ / shares	$ 20